Document And Entity Information	6 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31
Amendment Flag	false